Fair Value of Financial Instruments - Schedule (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value of Financial Instruments [Abstract]
Cash and cash equivalents - Book Value	$ 54,493	$ 82,835	$ 42,846	$ 41,300
Cash and cash equivalents - Fair Value	54,493	82,835
Restricted cash - Book Value	6,669	24,962
Restricted cash - Fair Value	6,669	24,962
Due from related parties, short-term - Book Value	1,361	0
Due from related parties, short-term - Fair Value	1,361	0
Investments in available-for-sale securities - Book Value	15,099	0
Investments in available-for-sale securities - Fair Value	15,099	0
Due to related parties, short-term - Book Value	18,489	2,848
Due to related parties, short-term - Fair Value	18,489	2,848
Ship mortgage notes and premium - Book Value	671,810	610,000
Ship mortgage notes and premium - Fair Value	657,860	622,963
Other long-term debt - Book Value	492,522	544,448
Other long-term debt - Fair Value	492,522	544,448
Due to related parties, long-term - Book Value	9,625	5,144
Due to related parties, long-term - Fair Value	9,625	5,144
Loans receivable from affiliates - Book Value	7,791	2,660
Loans receivable from affiliates - Fair Value	$ 7,791	$ 2,660